Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Plant and Equipment [Abstract]
Schedule of Depreciation Expenses
At cost	Balance as at 1.1.2024	Addition	Written off	Balance as at 31.12.2024
31 December 2024	RM	RM	RM	RM
Computer and Software	223,714	30,500	-	254,214
Motor Vehicle	79,747	289,800	-	369,547
Office Equipment	39,318	4,240	(3,930)	39,628
Equipment and Tools	33,389	26,000	-	59,389
Signboard	7,180	-	(7,180)	-
Office Renovation	41,500	1,082,273	(41,500)	1,082,273
Solar Asset Under Construction	-	470,396	-	470,396
Plant and Machinery & Solar Asset Plant	2,025,568	23,460,785	-	25,486,353
Forklift	45,800	-	-	45,800
Capital Work-in-progress	-	171,720	-	171,720
	2,496,216	25,535,714	(52,610)	27,979,320

Accumulated depreciation	Balance as at 1.1.2024	Depreciation charge during the year	Written off	Balance as at 31.12.2024
31 December 2024	RM	RM	RM	RM
Computer and Software	83,649	65,256	-	148,905
Motor Vehicle	30,063	19,678	-	49,741
Office Equipment	21,329	10,402	(852)	30,879
Equipment and Tools	12,204	10,044	-	22,248
Signboard	3,291	898	(4,189)	-
Office Renovation	9,604	106,605	(14,790)	101,419
Plant and Machinery & Solar Asset Plant	649,337	360,807	-	1,010,144
Forklift	25,190	7,799	-	32,989
	834,667	581,489	(19,831)	1,396,325

At cost	Balance as at 1.1.2023	Addition	Balance as at 31.12.2023
31 December 2023	RM	RM	RM
Computer and Software	148,264	75,450	223,714
Motor Vehicle	79,747	-	79,747
Office Equipment	35,388	3,930	39,318
Equipment and Tools	33,389	-	33,389
Signboard	7,180	-	7,180
Office Renovation	-	41,500	41,500
Plant and Machinery & Solar Asset Plant	691,186	1,334,382	2,025,568
Forklift	45,800	-	45,800
	1,040,954	1,455,262	2,496,216
Accumulated depreciation	Balance as at 1.1.2023	Depreciation charge during the year	Balance as at 31.12.2023
31 December 2023	RM	RM	RM
Computer and Software	43,520	40,129	83,649
Motor Vehicle	13,903	16,160	30,063
Office Equipment	13,353	7,976	21,329
Equipment and Tools	5,526	6,678	12,204
Signboard	1,496	1,795	3,291
Office Renovation	-	9,604	9,604
Plant and Machinery & Solar Asset Plant	536,100	113,237	649,337
Forklift	16,030	9,160	25,190
	629,928	204,739	834,667

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
Carrying amounts	RM	RM	Convenience Translation USD
Computer and Software	140,065	105,309	23,530
Motor Vehicle	49,684	319,806	71,457
Office Equipment	17,989	8,749	1,955
Equipment and Tools	21,185	37,141	8,299
Signboard	3,889	-	-
Office Renovation	31,896	980,854	219,161
Solar Asset Under Construction	-	470,396	105,105
Plant and Machinery & Solar Asset Plant	1,376,231	24,476,209	5,468,933
Forklift	20,610	12,811	2,862
Capital Work-in-progress	-	171,720	38,369
	1,661,549	26,582,995	5,939,671

Schedule of Depreciation Expenses
	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Depreciation expenses, class under cost of sale	20,952	416,378	93,035
Depreciation expenses, class separately from cost of sale	183,787	165,111	36,892
Total depreciation expenses	204,739	581,489	129,927

Schedule of Cash Payments to Purchase Plant and Equipment

During the financial year, the Group made the following cash payments to purchase plant and equipment.

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD

Purchase of plant and equipment	1,455,262	25,535,714	5,705,667
Financed by hire purchase arrangements	-	(250,000)	(55,859)
Other payables	-	(24,023,094)	(5,367,690)
Cash payments on purchase of plant and equipment	1,455,262	1,262,620	282,118

Schedule of Carrying Amount of the Plant and Equipment

The carrying amount of the plant and equipment of the Group under hire purchase arrangements at the end of the reporting period are as follows:

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD

Motor vehicle	-	284,970	63,673